Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides specified executive compensation and financial performance measures for our four most recently completed fiscal years.

Year	Summary Compensation Table Total to PEO	Compensation Actually Paid (“CAP”) to PEO 1	Average Summary Compensation Table Total for Non-PEO NEOs 2	Average Compensation Actually Paid to Non-PEO NEOs 1, 2	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	CSM: Funds From Operations (FFO) 4 : Company TSR
					Company TSR	Peer Group TSR 3
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,012,885	$5,748,961	$1,824,609	$1,712,103	$48.55	$83.23	$(197,403)	$1.15
2022	$6,355,107	$817,805	$1,897,202	$288,428	$47.73	$62.07	$53,992	$1.38
2021	$6,089,044	$7,917,000	$1,797,719	$2,302,582	$96.72	$99.51	$12,366	$1.37
2020	$5,301,445	$4,286,495	$1,515,669	$1,107,600	$80.94	$81.56	$307,326	$1.39
Notes:
1. To calculate CAP to our Principal Executive Officer (“PEO”), Gerard H. Sweeney, for each of the years shown, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation.
PEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2023	$6,012,885	-$3,598,577	+$3,334,653	$5,748,961
2022	$6,355,107	-$3,869,132	+$-1,668,170	$817,805
2021	$6,089,044	-$3,375,006	+$5,202,962	$7,917,000
2020	$5,301,445	-$3,187,497	+$2,172,547	$4,286,495
(i)  Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)  Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below
.
PEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$1,917,035	$-38,469	$1,210,562	$35,177	$0	$210,348	$3,334,653
2022	$649,818	$-3,661,218	$1,231,953	$-57,550	$0	$168,826	$-1,668,170
2021	$2,549,325	$1,407,499	$1,124,892	$-24,633	$0	$145,879	$5,202,962
2020	$1,861,670	$-829,158	$1,062,396	$-74,053	$0	$151,693	$2,172,547
2. The
non-PEO
named executive officers
(“Non-PEO
NEOs”) reflected in columns (d) and (e) consist of the following individuals for each of the years shown: Thomas E. Wirth, H. Jeffrey DeVuono, George D. Johnstone and William D. Redd. To calculate CAP to our
Non-PEO
NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2023	$1,824,609	-$976,644	+$864,138	$1,712,103
2022	$1,897,202	-$1,033,521	+$-575,254	$288,428
2021	$1,797,719	-$857,999	+$1,362,862	$2,302,582
2020	$1,515,669	-$744,372	+$336,303	$1,107,600

(i)  Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)  Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below
.
Average
Non-PEO
NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$603,256	$-16,229	$227,433	$-6,034	$0	$55,712	$864,138
2022	$218,774	$-999,146	$203,955	$-42,467	$0	$43,630	$-575,254
2021	$817,858	$376,129	$125,821	$7,555	$0	$35,499	$1,362,862
2020	$553,217	$-259,406	$90,069	$-83,576	$0	$35,999	$336,303
3.   The Peer Group TSR set forth in this table utilizes the FTSE NAREIT Equity Office Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023.
4.   We compute FFO in accordance with standards established by the National Association of Real Estate Investment Trusts (NAREIT). See footnote 1 to the table in the portion of the CD&A entitled “2023 Annual Incentive Performance Goals and Outcomes” for an explanation of how we calculate FFO.

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	The
non-PEO
named executive officers
(“Non-PEO
	NEOs”) reflected in columns (d) and (e) consist of the following individuals for each of the years shown: Thomas E. Wirth, H. Jeffrey DeVuono, George D. Johnstone and William D. Redd.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the FTSE NAREIT Equity Office Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 6,012,885	$ 6,355,107	$ 6,089,044	$ 5,301,445
PEO Actually Paid Compensation Amount	$ 5,748,961	817,805	7,917,000	4,286,495
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2023	$6,012,885	-$3,598,577	+$3,334,653	$5,748,961
2022	$6,355,107	-$3,869,132	+$-1,668,170	$817,805
2021	$6,089,044	-$3,375,006	+$5,202,962	$7,917,000
2020	$5,301,445	-$3,187,497	+$2,172,547	$4,286,495
(i)  Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)  Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below
.
PEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$1,917,035	$-38,469	$1,210,562	$35,177	$0	$210,348	$3,334,653
2022	$649,818	$-3,661,218	$1,231,953	$-57,550	$0	$168,826	$-1,668,170
2021	$2,549,325	$1,407,499	$1,124,892	$-24,633	$0	$145,879	$5,202,962
2020	$1,861,670	$-829,158	$1,062,396	$-74,053	$0	$151,693	$2,172,547

Non-PEO NEO Average Total Compensation Amount	$ 1,824,609	1,897,202	1,797,719	1,515,669
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,712,103	288,428	2,302,582	1,107,600
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2023	$1,824,609	-$976,644	+$864,138	$1,712,103
2022	$1,897,202	-$1,033,521	+$-575,254	$288,428
2021	$1,797,719	-$857,999	+$1,362,862	$2,302,582
2020	$1,515,669	-$744,372	+$336,303	$1,107,600

(i)  Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)  Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below
.
Average
Non-PEO
NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$603,256	$-16,229	$227,433	$-6,034	$0	$55,712	$864,138
2022	$218,774	$-999,146	$203,955	$-42,467	$0	$43,630	$-575,254
2021	$817,858	$376,129	$125,821	$7,555	$0	$35,499	$1,362,862
2020	$553,217	$-259,406	$90,069	$-83,576	$0	$35,999	$336,303

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our FFO during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 48.55	47.73	96.72	80.94
Peer Group Total Shareholder Return Amount	83.23	62.07	99.51	81.56
Net Income (Loss)	$ (197,403,000)	$ 53,992,000	$ 12,366,000	$ 307,326,000
Company Selected Measure Amount	1.15	1.38	1.37	1.39
PEO Name	Gerard H. Sweeney
PEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,598,577)	$ (3,869,132)	$ (3,375,006)	$ (3,187,497)
PEO | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,334,653	(1,668,170)	5,202,962	2,172,547
PEO | Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,917,035	649,818	2,549,325	1,861,670
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,469)	(3,661,218)	1,407,499	(829,158)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,210,562	1,231,953	1,124,892	1,062,396
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,177	(57,550)	(24,633)	(74,053)
PEO | Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,348	168,826	145,879	151,693
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,334,653	(1,668,170)	5,202,962	2,172,547
Non-PEO NEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(976,644)	(1,033,521)	(857,999)	(744,372)
Non-PEO NEO | Additions to SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,138	(575,254)	1,362,862	336,303
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,256	218,774	817,858	553,217
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,229)	(999,146)	376,129	(259,406)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,433	203,955	125,821	90,069
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,034)	(42,467)	7,555	(83,576)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,712	43,630	35,499	35,999
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 864,138	$ (575,254)	$ 1,362,862	$ 336,303